Income tax and deferred taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current tax liabilities, current	$ 166,935	$ 22,643
1st Category income tax [Member]
Statement [Line Items]
Current tax liabilities, current	139,842	14,736
Foreign company income tax [Member]
Statement [Line Items]
Current tax liabilities, current	27,055	7,838
Article 21 single tax [Member]
Statement [Line Items]
Current tax liabilities, current	$ 38	$ 69